Provision for Impairment Expense	12 Months Ended
Jun. 30, 2023
Provision for Impairment Expense [Abstract]
Provision for impairment expense

Note 9. Provision for impairment expense

	Consolidated
	30 June 2023	30 June 2022
	$	$

Jana Care Inc (Note 21)	200,729	62,129
Bearn Inc (Note 24)	3,868	803,072
Body Composition Technologies Pte Ltd (Note 21)	26,188	188,271
Physimax Technologies Limited	-	(79,809)
Wellteq intangibles acquired through business combination (Note 4, Note 20)	245,000	-
	475,785	973,663

The provisions for impairment for Jana Care Inc, Bearn Inc and Body Composition Technologies Pte Ltd related to the impairment of continued accrual on interest on loans to those entities, and any foreign currency fluctuations relating to the asset carrying value.